GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of General And Administrative Expense [Abstract]
Professional, director and consulting fees	$ 1,074,927	$ 1,550,409
Investor relations and media	584,828	347,769
Wages and benefits	1,397,501	381,612
Office and general	1,028,916	256,827
Travel and accommodations	55,308	75,389
Total general and administrative expenses	$ 4,141,480	$ 2,612,006